Schedule of Investments
July 31, 2022
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–61.08%(a)
Australia–1.94%
Australia Government Bond,
Series 133, 5.50%, 04/21/2023(b)	AUD	325,000	$232,236
Series 157, 1.50%, 06/21/2031(b)	AUD	204,000	125,586
Series 162, 1.75%, 06/21/2051(b)	AUD	34,000	16,493
BHP Billiton Finance Ltd., Series 13, 3.13%, 04/29/2033(b)	EUR	100,000	106,860
Glencore Capital Finance DAC, 0.75%, 03/01/2029(b)	EUR	100,000	85,494
Macquarie Group Ltd., 0.95%, 05/21/2031(b)	EUR	100,000	87,510
			654,179
Austria–0.13%
OMV AG, 1.00%, 07/03/2034(b)	EUR	50,000	43,779
Belgium–0.20%
Anheuser-Busch InBev S.A./N.V., 2.88%, 09/25/2024(b)	EUR	65,000	68,886
Canada–2.82%
Canadian Government Bond,
0.25%, 11/01/2022	CAD	887,000	688,341
2.00%, 12/01/2051	CAD	248,000	163,641
Canadian Imperial Bank of Commerce, 0.38%, 05/03/2024(b)	EUR	100,000	100,533
			952,515
France–6.64%
Banque Federative du Credit Mutuel S.A., 3.00%, 05/21/2024(b)	EUR	100,000	105,152
BNP Paribas S.A., 1.13%, 01/15/2032(b)(c)	EUR	100,000	92,501
BPCE S.A.,
1.00%, 01/14/2032(b)	EUR	100,000	87,730
1.75%, 02/02/2034(b)(c)	EUR	100,000	90,634
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38%(b)(c)(d)	EUR	100,000	107,081
Credit Agricole S.A., 1.00%, 07/03/2029(b)	EUR	100,000	95,513
Danone S.A., 1.25%, 05/30/2024(b)	EUR	100,000	102,702
Dassault Systemes SE, 0.13%, 09/16/2026(b)	EUR	100,000	96,996
Engie Alliance GIE, 5.75%, 06/24/2023(b)	EUR	50,000	53,150
French Republic Government Bond OAT, 0.01%, 11/25/2030(b)	EUR	1,000,000	929,264
Holding d’Infrastructures de Transport S.A.S.U., 1.63%, 09/18/2029(b)	EUR	100,000	93,760
	Principal Amount		Value
France–(continued)
Imerys S.A., 1.00%, 07/15/2031(b)	EUR	100,000	$76,721
La Mondiale SAM, 5.05%(b)(c)(d)	EUR	100,000	105,074
Mercialys S.A., 4.63%, 07/07/2027(b)	EUR	100,000	102,692
Societe Generale S.A., 1.25%, 02/15/2024(b)	EUR	100,000	102,022
			2,240,992
Germany–13.46%
Bayer AG, 3.13%, 11/12/2079(b)(c)	EUR	100,000	86,872
BMW Finance N.V., 0.75%, 07/12/2024(b)	EUR	50,000	50,872
Bundesobligation, Series 183, 0.01%, 04/10/2026(b)	EUR	2,050,785	2,068,999
Bundesrepublik Deutschland Bundesanleihe,
0.01%, 08/15/2030(b)	EUR	960,193	931,546
0.01%, 08/15/2050(b)	EUR	296,697	226,068
Commerzbank AG, 0.63%, 08/28/2024(b)	EUR	70,000	70,261
Deutsche Telekom International Finance B.V.,
2.75%, 10/24/2024(b)	EUR	50,000	52,942
0.63%, 12/13/2024(b)	EUR	80,000	80,988
E.ON SE, 0.88%, 05/22/2024(b)	EUR	75,000	76,150
Fresenius SE & Co. KGaA, Series 10, 2.88%, 02/15/2029(b)	EUR	35,000	35,947
Grenke Finance PLC, 1.50%, 10/05/2023(b)	EUR	60,000	60,112
Hella GmbH & Co. KGaA, 1.00%, 05/17/2024	EUR	50,000	50,474
HOCHTIEF AG, 0.63%, 04/26/2029(b)	EUR	50,000	39,164
LANXESS AG, 0.01%, 09/08/2027(b)	EUR	37,000	33,667
Mercedes-Benz International Finance B.V.,
0.25%, 11/06/2023(b)	EUR	101,000	102,260
0.01%, 02/08/2024(b)	EUR	38,000	38,266
Merck Financial Services GmbH, 0.13%, 07/16/2025(b)	EUR	100,000	99,036
Roadster Finance DAC, 2.38%, 12/08/2027(b)	EUR	100,000	88,719
Volkswagen Bank GmbH, 1.25%, 06/10/2024(b)	EUR	100,000	101,685
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	60,000	61,172
Vonovia Finance B.V., 1.25%, 12/06/2024(b)	EUR	100,000	100,525
Wintershall Dea Finance B.V., 1.82%, 09/25/2031(b)	EUR	100,000	88,920
			4,544,645

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
Indonesia–0.52%
Indonesia Treasury Bond, Series FR81, 6.50%, 06/15/2025	IDR	2,546,000,000	$173,753
Italy–0.59%
2i Rete Gas S.p.A., 1.61%, 10/31/2027(b)	EUR	100,000	98,049
Enel Finance International N.V., 1.00%, 09/16/2024(b)	EUR	100,000	101,416
			199,465
Japan–10.54%
Japan Government Bond,
Series 146, 0.10%, 12/20/2025	JPY	177,550,000	1,340,020
Series 361, 0.10%, 12/20/2030	JPY	127,300,000	953,855
Series 420, 0.10%, 01/01/2023	JPY	67,800,000	509,001
Series 69, 0.70%, 12/20/2050	JPY	98,150,000	656,744
Nissan Motor Co. Ltd., 2.65%, 03/17/2026(b)	EUR	100,000	98,893
			3,558,513
Luxembourg–0.25%
AXA Logistics Europe Master S.C.A., 0.88%, 11/15/2029(b)	EUR	100,000	84,822
Malaysia–0.14%
Malaysia Government Bond, Series 120, 4.07%, 06/15/2050	MYR	222,000	45,932
Mexico–0.83%
Mexican Bonos, Series M 20, 10.00%, 12/05/2024	MXN	5,600,000	279,315
Netherlands–0.14%
Heineken N.V., 3.50%, 03/19/2024(b)	EUR	45,000	47,864
New Zealand–0.53%
New Zealand Government Bond,
Series 0526, 0.50%, 05/15/2026	NZD	199,000	112,891
Series 0532, 2.00%, 05/15/2032	NZD	120,000	66,672
			179,563
Norway–4.27%
Norway Government Bond,
Series 475, 2.00%, 05/24/2023(b)	NOK	8,804,000	907,710
Series 479, 1.75%, 02/17/2027(b)	NOK	3,314,000	329,432
Series 484, 2.13%, 05/18/2032(b)	NOK	2,089,000	203,753
			1,440,895
Poland–0.46%
Republic of Poland Government Bond, Series 725, 3.25%, 07/25/2025	PLN	775,000	153,830
	Principal Amount		Value
Romania–0.26%
NE Property B.V., 1.88%, 10/09/2026(b)	EUR	100,000	$88,470
Russia–0.00%
Russian Federal Bond - OFZ, Series 6221, 7.70%, 03/23/2033(e)	RUB	10,543,000	0
South Korea–0.84%
Korea Treasury Bond,
Series 2512, 2.25%, 12/10/2025	KRW	176,130,000	132,097
Series 3012, 1.50%, 12/10/2030	KRW	112,340,000	76,116
Series 5003, 1.50%, 03/10/2050	KRW	140,830,000	76,711
			284,924
Spain–0.90%
Banco Bilbao Vizcaya Argentaria S.A., 0.38%, 10/02/2024(b)	EUR	100,000	99,736
Banco Santander S.A., 3.25%, 04/04/2026(b)	EUR	100,000	105,151
Santander Consumer Finance S.A., 0.38%, 01/17/2025(b)	EUR	100,000	98,542
			303,429
Sweden–3.20%
Balder Finland OYJ, 1.00%, 01/20/2029(b)	EUR	100,000	76,875
Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	100,109
Sweden Government Bond,
Series 1056, 2.25%, 06/01/2032(b)	SEK	3,115,000	332,595
Series 1057, 1.50%, 11/13/2023(b)	SEK	1,645,000	161,502
Series 1059, 1.00%, 11/12/2026(b)	SEK	3,685,000	354,350
Telia Co. AB, 3.88%, 10/01/2025(b)	EUR	50,000	54,951
			1,080,382
Switzerland–6.26%
Swiss Confederation Government Bond,
4.00%, 02/11/2023(b)	CHF	107,000	114,756
3.25%, 06/27/2027(b)	CHF	1,060,000	1,285,573
2.25%, 06/22/2031(b)	CHF	338,000	412,955
0.50%, 06/27/2032(b)	CHF	259,000	274,767
4.00%, 01/06/2049(b)	CHF	14,000	26,403
			2,114,454
Thailand–0.11%
Thailand Government Bond, 1.88%, 06/17/2049	THB	1,949,000	37,124
United Kingdom–4.56%
BAT International Finance PLC, 2.25%, 01/16/2030(b)	EUR	100,000	90,343
BP Capital Markets PLC, 0.90%, 07/03/2024(b)	EUR	100,000	101,684
CNH Industrial Finance Europe S.A., 1.63%, 07/03/2029(b)	EUR	100,000	94,903
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount		Value
United Kingdom–(continued)
Informa PLC, 1.50%, 07/05/2023(b)	EUR	100,000	$102,516
Lloyds Banking Group PLC, 0.50%, 11/12/2025(b)(c)	EUR	100,000	98,852
NatWest Markets PLC, 1.00%, 05/28/2024(b)	EUR	100,000	101,491
United Kingdom Gilt,
0.75%, 07/22/2023(b)	GBP	233,000	280,944
0.63%, 06/07/2025(b)	GBP	154,769	183,373
0.25%, 07/31/2031(b)	GBP	150,000	158,625
0.63%, 10/22/2050(b)	GBP	420,442	327,812
			1,540,543
United States–1.49%
Abbott Ireland Financing DAC, 0.88%, 09/27/2023(b)	EUR	100,000	102,016
Altria Group, Inc., 3.13%, 06/15/2031	EUR	100,000	95,770
Apple, Inc., 0.88%, 05/24/2025	EUR	100,000	102,281
Goldman Sachs Group, Inc. (The),
0.13%, 08/19/2024(b)	EUR	60,000	59,488
0.25%, 01/26/2028(b)	EUR	47,000	42,391
Wells Fargo & Co., 0.50%, 04/26/2024(b)	EUR	100,000	100,497
			502,443
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $24,227,050)			20,620,717

U.S. Dollar Denominated Bonds & Notes–24.74%
Australia–0.29%
Westpac Banking Corp.,
2.35%, 02/19/2025		$65,000	63,456
3.35%, 03/08/2027		35,000	34,507
			97,963
Brazil–0.06%
Suzano Austria GmbH, 3.75%, 01/15/2031		25,000	21,960
Canada–0.61%
Brookfield Finance, Inc., 4.85%, 03/29/2029		90,000	90,920
Magna International, Inc., 3.63%, 06/15/2024		52,000	51,892
TransCanada PipeLines Ltd., 4.88%, 01/15/2026		60,000	61,777
			204,589
Chile–0.07%
Enel Generacion Chile S.A., 4.25%, 04/15/2024		25,000	24,898
China–0.50%
Alibaba Group Holding Ltd., 2.13%, 02/09/2031		200,000	169,072
France–0.07%
AXA S.A., 8.60%, 12/15/2030		20,000	24,414
Japan–0.13%
Mitsubishi UFJ Financial Group, Inc., 3.74%, 03/07/2029		25,000	24,004
	Principal Amount	Value
Japan–(continued)
Sumitomo Mitsui Financial Group, Inc., 2.14%, 09/23/2030	$25,000	$20,542
		44,546
Mexico–0.46%
America Movil S.A.B. de C.V.,
6.38%, 03/01/2035	35,000	41,169
6.13%, 03/30/2040	100,000	113,250
		154,419
Netherlands–0.65%
Cooperatieve Rabobank U.A., 5.25%, 05/24/2041	85,000	96,119
Koninklijke KPN N.V., 8.38%, 10/01/2030	30,000	36,752
Shell International Finance B.V.,
2.38%, 11/07/2029	35,000	31,784
6.38%, 12/15/2038	45,000	54,269
		218,924
Switzerland–0.30%
Credit Suisse USA, Inc., 7.13%, 07/15/2032	35,000	39,589
Tyco Electronics Group S.A., 3.45%, 08/01/2024	60,000	60,083
		99,672
United Kingdom–2.42%
Barclays PLC, 4.84%, 05/09/2028	200,000	194,378
BAT Capital Corp.,
3.56%, 08/15/2027	35,000	32,767
2.26%, 03/25/2028	30,000	25,733
4.74%, 03/16/2032	25,000	22,948
4.54%, 08/15/2047	60,000	44,862
5.28%, 04/02/2050	75,000	61,240
BP Capital Markets PLC, 3.72%, 11/28/2028	35,000	34,934
British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/2029(b)	47,021	41,229
British Telecommunications PLC, 9.63%, 12/15/2030	20,000	25,377
HSBC Holdings PLC, 4.58%, 06/19/2029(c)	200,000	195,524
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	95,000	96,554
nVent Finance S.a.r.l., 4.55%, 04/15/2028	25,000	24,440
Reynolds American, Inc., 5.70%, 08/15/2035	18,000	17,303
		817,289
United States–19.18%
Adventist Health System, 2.95%, 03/01/2029	40,000	37,545
Aflac, Inc., 1.13%, 03/15/2026	50,000	45,895
Allstate Corp. (The), 3.28%, 12/15/2026	20,000	19,875
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
Altria Group, Inc.,
4.40%, 02/14/2026	$21,000	$21,249
2.63%, 09/16/2026	25,000	23,674
4.80%, 02/14/2029	74,000	73,596
3.40%, 05/06/2030	40,000	35,052
2.45%, 02/04/2032	45,000	35,500
5.95%, 02/14/2049	10,000	9,204
Amazon.com, Inc.,
4.25%, 08/22/2057	40,000	39,839
3.25%, 05/12/2061	45,000	37,023
4.10%, 04/13/2062	40,000	38,873
American Express Co.,
2.50%, 07/30/2024	90,000	88,227
3.00%, 10/30/2024	50,000	49,550
American Honda Finance Corp., 2.15%, 09/10/2024	65,000	63,437
American Water Capital Corp., 6.59%, 10/15/2037	14,000	17,015
Ameriprise Financial, Inc., 4.00%, 10/15/2023	44,000	44,296
AmerisourceBergen Corp., 3.40%, 05/15/2024	50,000	49,717
Appalachian Power Co., 7.00%, 04/01/2038	25,000	29,990
Apple, Inc.,
3.25%, 02/23/2026	35,000	35,300
1.70%, 08/05/2031	40,000	35,181
4.45%, 05/06/2044	35,000	36,772
2.80%, 02/08/2061	50,000	38,405
2.85%, 08/05/2061	45,000	35,042
Ares Capital Corp., 3.20%, 11/15/2031	35,000	27,183
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	30,000	26,973
Athene Holding Ltd., 4.13%, 01/12/2028	20,000	19,175
Bank of America Corp.,
4.20%, 08/26/2024	188,000	190,003
4.00%, 01/22/2025	30,000	30,129
4.45%, 03/03/2026	35,000	35,529
3.85% (5 yr. U.S. Treasury Yield Curve Rate + 2.00%), 03/08/2037(c)	40,000	36,189
Berkshire Hathaway Finance Corp., 5.75%, 01/15/2040	25,000	28,974
BGC Partners, Inc., 3.75%, 10/01/2024	36,000	35,166
BlackRock, Inc., 2.10%, 02/25/2032	25,000	21,694
Boeing Co. (The),
2.70%, 02/01/2027	29,000	26,817
6.63%, 02/15/2038	92,000	98,327
Booking Holdings, Inc., 4.63%, 04/13/2030	65,000	66,950
Boston Properties L.P., 3.40%, 06/21/2029	35,000	32,167
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	25,000	24,780
Broadcom, Inc., 4.93%, 05/15/2037(b)	25,000	23,735
Principal Amount		Value
United States–(continued)
California Institute of Technology, 4.70%, 11/01/2111	$22,000	$21,990
Capital One Financial Corp., 3.20%, 02/05/2025	75,000	73,443
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	30,000	25,839
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	59,000	58,795
Chevron USA, Inc., 3.85%, 01/15/2028	30,000	30,747
Cigna Corp., 4.50%, 02/25/2026	55,000	56,668
Cintas Corp. No. 2, 3.70%, 04/01/2027	25,000	25,248
Citigroup, Inc.,
3.75%, 06/16/2024	45,000	45,410
8.13%, 07/15/2039	20,000	27,202
5.32%, 03/26/2041(c)	35,000	36,627
CNA Financial Corp., 3.45%, 08/15/2027	25,000	24,088
Collins Aerospace, 3.20%, 03/15/2024	51,000	50,929
Comcast Corp., 3.70%, 04/15/2024	87,000	87,751
CommonSpirit Health,
2.76%, 10/01/2024	65,000	63,442
1.55%, 10/01/2025	82,000	76,385
ConocoPhillips Co., 6.95%, 04/15/2029	20,000	23,548
Constellation Energy Generation LLC, 6.25%, 10/01/2039	60,000	63,862
Corning, Inc., 5.85%, 11/15/2068	13,000	13,245
Dell International LLC/EMC Corp., 8.10%, 07/15/2036	20,000	24,370
Dignity Health, 5.27%, 11/01/2064	25,000	24,481
DuPont de Nemours, Inc., 4.49%, 11/15/2025	65,000	66,678
Eli Lilly and Co., 5.50%, 03/15/2027	75,000	82,262
Energy Transfer L.P., 4.95%, 05/15/2028	35,000	35,011
Enstar Group Ltd., 3.10%, 09/01/2031	25,000	20,206
Enterprise Products Operating LLC, 4.15%, 10/16/2028	25,000	25,207
ERP Operating L.P., 4.15%, 12/01/2028	40,000	39,985
Eversource Energy, Series M, 3.30%, 01/15/2028	50,000	48,177
Exxon Mobil Corp.,
2.44%, 08/16/2029	45,000	41,905
3.48%, 03/19/2030	45,000	44,657
Federal Realty OP L.P., 3.95%, 01/15/2024	45,000	45,057
FedEx Corp., 5.25%, 05/15/2050	30,000	31,331
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Principal Amount		Value
United States–(continued)
Fifth Third Bancorp, 2.38%, 01/28/2025	$50,000	$48,452
General Motors Co., 6.75%, 04/01/2046	93,000	96,067
Georgia-Pacific LLC, 8.88%, 05/15/2031	15,000	20,094
Gilead Sciences, Inc., 3.70%, 04/01/2024	84,000	84,703
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	20,000	19,776
Goldman Sachs Group, Inc. (The), 4.00%, 03/03/2024	186,000	187,430
Harley-Davidson, Inc., 4.63%, 07/28/2045	26,000	21,044
Hasbro, Inc., 6.35%, 03/15/2040	50,000	53,595
Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	30,000	31,649
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	15,000	13,026
HP, Inc., 6.00%, 09/15/2041	31,000	31,689
Intel Corp., 4.95%, 03/25/2060	41,000	42,474
International Business Machines Corp.,
5.60%, 11/30/2039	35,000	38,438
7.13%, 12/01/2096	43,000	58,460
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	68,000	64,849
JPMorgan Chase & Co.,
3.88%, 09/10/2024	115,000	115,766
4.13%, 12/15/2026	40,000	40,543
Kemper Corp., 3.80%, 02/23/2032	25,000	22,930
KLA Corp., 4.65%, 11/01/2024	14,000	14,345
Kohl’s Corp., 5.55%, 07/17/2045	68,000	49,400
Kyndryl Holdings, Inc., 4.10%, 10/15/2041(b)	30,000	20,002
Magallanes, Inc., 4.05%, 03/15/2029(b)	46,000	43,807
McKesson Corp., 1.30%, 08/15/2026	25,000	22,724
MetLife, Inc., Series D, 4.37%, 09/15/2023	76,000	76,961
Microsoft Corp., 3.04%, 03/17/2062	50,000	41,493
Mid-America Apartments L.P., 1.10%, 09/15/2026	25,000	22,333
MidAmerican Energy Co.,
3.65%, 04/15/2029	20,000	20,023
6.75%, 12/30/2031	20,000	24,425
Morgan Stanley,
3.70%, 10/23/2024	85,000	85,507
4.35%, 09/08/2026	35,000	35,308
Nordstrom, Inc., 5.00%, 01/15/2044	88,000	64,691
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	110,000	91,386
Oracle Corp.,
3.85%, 04/01/2060	50,000	35,737
4.10%, 03/25/2061	45,000	33,688
Principal Amount		Value
United States–(continued)
Pacific Gas and Electric Co.,
4.20%, 03/01/2029	$25,000	$22,815
4.55%, 07/01/2030	25,000	23,076
4.40%, 03/01/2032	25,000	22,379
Paramount Global, 7.88%, 07/30/2030	35,000	40,784
Parker-Hannifin Corp., 3.30%, 11/21/2024	55,000	54,531
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	99,000	88,943
Philip Morris International, Inc.,
3.13%, 03/02/2028	20,000	18,571
2.10%, 05/01/2030	25,000	20,818
1.75%, 11/01/2030	20,000	15,938
6.38%, 05/16/2038	30,000	32,360
4.50%, 03/20/2042	35,000	30,340
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	50,000	50,238
PPG Industries, Inc., 1.20%, 03/15/2026	40,000	36,512
Progress Energy, Inc., 7.75%, 03/01/2031	20,000	23,926
Prudential Financial, Inc., 3.70%, 10/01/2050(c)	50,000	43,838
Quanta Services, Inc., 2.90%, 10/01/2030	25,000	21,601
Ralph Lauren Corp., 2.95%, 06/15/2030	44,000	40,376
Realty Income Corp., 3.95%, 08/15/2027	25,000	24,921
Simon Property Group L.P., 6.75%, 02/01/2040	38,000	43,849
Southern California Edison Co.,
6.65%, 04/01/2029	75,000	81,898
6.00%, 01/15/2034	47,000	52,040
Series 2004-G, 5.75%, 04/01/2035	30,000	31,908
Southern California Gas Co., 3.20%, 06/15/2025	25,000	24,709
Southwest Airlines Co., 3.00%, 11/15/2026	100,000	94,882
Southwest Gas Corp., 4.05%, 03/15/2032	45,000	42,437
Spectra Energy Partners L.P., 4.75%, 03/15/2024	30,000	30,399
Spirit Realty L.P., 3.20%, 02/15/2031	30,000	25,858
Stewart Information Services Corp., 3.60%, 11/15/2031	25,000	21,408
Swiss Re America Holding Corp., 7.00%, 02/15/2026	47,000	52,027
Time Warner Cable LLC, 7.30%, 07/01/2038	30,000	32,514
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	50,000	55,797
Truist Financial Corp., 2.50%, 08/01/2024	60,000	58,933
Union Electric Co., 8.45%, 03/15/2039	48,000	65,252
United Parcel Service, Inc., 2.20%, 09/01/2024	25,000	24,646
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

	Principal Amount	Value
United States–(continued)
US Airways Pass-Through Trust, Series 2013-1A, Class PTT, 3.95%, 11/15/2025	$33,338	$30,355
Verizon Communications, Inc.,
4.13%, 03/16/2027	45,000	46,124
4.33%, 09/21/2028	26,000	26,689
Wachovia Corp., 7.57%, 08/01/2026(f)	82,000	91,535
Walmart, Inc., 3.95%, 06/28/2038	20,000	20,098
Walt Disney Co. (The), 3.70%, 03/23/2027	25,000	25,353
Waste Management, Inc., 3.13%, 03/01/2025	50,000	49,927
Wells Fargo & Co., 4.10%, 06/03/2026	76,000	76,279
Western Digital Corp., 2.85%, 02/01/2029	30,000	25,350
Western Union Co. (The), 6.20%, 11/17/2036	20,000	21,032
Xilinx, Inc., 2.95%, 06/01/2024	40,000	39,859
		6,474,534
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,043,318)		8,352,280

U.S. Government Sponsored Agency Mortgage-Backed Securities–10.60%
Federal Home Loan Mortgage Corp.,
2.50%, 07/01/2035 - 08/01/2050	612,424	580,834
4.50%, 09/01/2049 - 01/01/2050	35,102	36,004
3.00%, 01/01/2050 - 05/01/2050	217,070	211,809
2.00%, 01/01/2051 - 10/01/2051	541,045	488,015
Federal National Mortgage Association,
4.50%, 06/01/2049	15,583	15,994
3.00%, 10/01/2049 - 03/01/2050	171,237	165,945
2.50%, 01/01/2050 - 08/01/2050	442,917	417,399
2.00%, 03/01/2051 - 08/01/2051	481,499	434,323
	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K038, Class X1, IO, 1.09%, 03/25/2024(g)	$1,457,894	$21,617
Uniform Mortgage-Backed Securities,
TBA, 2.00%, 08/01/2037(h)	420,000	399,591
2.50%, 08/01/2052(h)	579,000	539,742
3.00%, 08/01/2052(h)	278,000	267,827
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,804,416)		3,579,100
U.S. Treasury Securities–4.57%
U.S. Treasury Bills–0.23%
1.45 - 2.46%, 11/17/2022(i)(j)	$77,641	$77,414
U.S. Treasury Bonds–2.09%
1.63%, 11/15/2050	920,933	705,109
U.S. Treasury Notes–2.25%
0.38%, 12/31/2025	228,224	215,107
0.38%, 09/30/2027	408,163	414,264
1.13%, 02/15/2031	134,118	131,055
		760,426
Total U.S. Treasury Securities (Cost $1,769,079)		1,542,949
	Shares
Exchange-Traded Funds–1.16%
United States–1.16%
Invesco High Yield Bond Factor ETF(k) (Cost $446,307)	17,500	392,175
TOTAL INVESTMENTS IN SECURITIES—102.15% (Cost $39,290,170)		34,487,221
OTHER ASSETS LESS LIABILITIES–(2.15)%		(727,311)
NET ASSETS–100.00%		$33,759,910
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Investment Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
IO	– Interest Only
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PLN	– Polish Zloty
RUB	– Russian Ruble
SEK	– Swedish Krona
TBA	– To Be Announced
THB	– Thai Baht
Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $15,034,922, which represented 44.53% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco High Yield Bond Factor ETF	$446,425	$-	$-	$(54,250)	$-	$392,175	$17,185
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	349,902	3,631,952	(3,981,854)	-	-	-	197
Invesco Liquid Assets Portfolio, Institutional Class	240,290	2,594,252	(2,834,481)	-	(61)	-	183
Invesco Treasury Portfolio, Institutional Class	399,888	4,150,803	(4,550,691)	-	-	-	244
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	78,566	(78,566)	-	-	-	1*
Invesco Private Prime Fund	-	176,668	(176,668)	-	-	-	8*
Total	$1,436,505	$10,632,241	$(11,622,260)	$(54,250)	$(61)	$392,175	$17,818

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canada 10 Year Bonds	3	September-2022	$305,611	$5,178	$5,178
Euro-Bund	1	September-2022	161,116	6,367	6,367
Euro-Buxl 30 Year Bonds	2	September-2022	379,794	30,089	30,089
Japan 10 Year Bonds	1	September-2022	1,128,684	10,799	10,799
Long Gilt	5	September-2022	719,598	(731)	(731)
U.S. Treasury 2 Year Notes	2	September-2022	420,922	(1,500)	(1,500)
U.S. Treasury 5 Year Notes	4	September-2022	454,906	7,250	7,250
Subtotal—Long Futures Contracts				57,452	57,452
Short Futures Contracts
Interest Rate Risk
Euro-Schatz	1	September-2022	(112,564)	(889)	(889)
U.S. Treasury 10 Year Ultra Notes	1	September-2022	(131,250)	(2,984)	(2,984)
Subtotal—Short Futures Contracts				(3,873)	(3,873)
Total Futures Contracts				$53,579	$53,579

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/21/2022	Bank of America, N.A.	CNY	1,523,000	USD	226,634	$880
09/21/2022	Bank of America, N.A.	EUR	55,320	USD	57,758	1,021
09/21/2022	Bank of America, N.A.	INR	1,062,940	USD	13,538	199
09/21/2022	Bank of America, N.A.	JPY	58,231,570	USD	438,378	20
09/21/2022	Bank of America, N.A.	MXN	97,400	USD	4,881	147
09/21/2022	Bank of America, N.A.	NOK	6,876,923	USD	727,739	15,444
09/21/2022	Bank of America, N.A.	THB	95,501	USD	2,771	167
09/21/2022	Bank of America, N.A.	USD	183,989	CAD	237,670	1,581
09/21/2022	Bank of America, N.A.	USD	105,908	NOK	1,053,437	3,204
09/21/2022	Bank of America, N.A.	USD	65,494	NZD	104,210	30
09/21/2022	Barclays Bank PLC	KRW	30,240,000	USD	23,260	47
09/21/2022	Barclays Bank PLC	SEK	6,497,640	USD	663,882	23,068
09/21/2022	Barclays Bank PLC	SGD	17,340	USD	12,588	35
09/21/2022	Barclays Bank PLC	THB	360,000	USD	10,232	418
09/21/2022	BNP Paribas S.A.	GBP	990,659	USD	1,243,209	35,407
09/21/2022	BNP Paribas S.A.	USD	156,004	GBP	130,000	2,490
09/21/2022	Citibank, N.A.	CZK	254,000	USD	10,759	281
09/21/2022	Citibank, N.A.	EUR	228,000	USD	245,664	11,822
09/21/2022	Citibank, N.A.	IDR	1,148,130,432	USD	78,804	1,484
09/21/2022	Citibank, N.A.	INR	715,560	USD	9,030	49
09/21/2022	Citibank, N.A.	KRW	1,251,300	USD	996	35
09/21/2022	Citibank, N.A.	PLN	571,140	USD	131,356	9,279
09/21/2022	Citibank, N.A.	USD	3,257	CZK	79,000	2
09/21/2022	Citibank, N.A.	USD	17,612	INR	1,403,480	0
09/21/2022	Deutsche Bank AG	COP	177,665,090	USD	41,675	594
09/21/2022	Deutsche Bank AG	IDR	561,551,880	USD	38,544	727
09/21/2022	Deutsche Bank AG	SEK	8,989,194	USD	918,585	32,047
09/21/2022	Deutsche Bank AG	USD	45,408	SEK	469,391	885
09/02/2022	Goldman Sachs International	USD	3,248	BRL	17,000	7
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/21/2022	Goldman Sachs International	CLP	4,698,000	USD	5,612	$444
09/21/2022	Goldman Sachs International	EUR	8,912,177	USD	9,589,586	449,054
09/21/2022	Goldman Sachs International	HUF	2,843,714	USD	7,600	498
09/21/2022	Goldman Sachs International	NOK	4,448,000	USD	470,721	10,008
09/21/2022	Goldman Sachs International	USD	15,092	CLP	14,366,990	711
09/21/2022	Goldman Sachs International	USD	351,310	EUR	342,690	161
09/21/2022	Goldman Sachs International	ZAR	2,079,000	USD	134,318	9,925
09/02/2022	J.P. Morgan Chase Bank, N.A.	USD	76,864	BRL	408,073	1,268
09/21/2022	J.P. Morgan Chase Bank, N.A.	AUD	3,939,310	USD	2,836,541	82,009
09/21/2022	J.P. Morgan Chase Bank, N.A.	COP	9,270,356	USD	2,393	250
09/21/2022	J.P. Morgan Chase Bank, N.A.	EUR	19,560	USD	21,080	1,018
09/21/2022	J.P. Morgan Chase Bank, N.A.	IDR	70,351,690	USD	4,830	92
09/21/2022	J.P. Morgan Chase Bank, N.A.	KRW	4,843,000	USD	3,855	137
09/21/2022	J.P. Morgan Chase Bank, N.A.	MXN	4,740,100	USD	237,554	7,162
09/21/2022	J.P. Morgan Chase Bank, N.A.	NOK	5,307,811	USD	560,780	11,010
09/21/2022	J.P. Morgan Chase Bank, N.A.	NZD	257,350	USD	165,570	3,759
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	401,928	AUD	592,900	12,653
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	359,489	JPY	47,972,518	1,640
09/21/2022	Morgan Stanley and Co. International PLC	CAD	587,000	USD	467,244	8,921
09/21/2022	Morgan Stanley and Co. International PLC	NOK	7,453,031	USD	787,310	15,344
09/21/2022	Morgan Stanley and Co. International PLC	NZD	481,742	USD	309,942	7,043
09/21/2022	Morgan Stanley and Co. International PLC	USD	183,899	CAD	238,078	1,990
09/21/2022	Morgan Stanley and Co. International PLC	USD	85,675	CHF	82,000	794
09/21/2022	Morgan Stanley and Co. International PLC	USD	60,455	HUF	24,219,920	35
09/21/2022	Morgan Stanley and Co. International PLC	USD	294,040	NOK	2,931,720	9,621
09/21/2022	Morgan Stanley and Co. International PLC	USD	16,632	NZD	27,000	345
09/21/2022	Morgan Stanley and Co. International PLC	USD	60,630	SEK	627,000	1,206
09/21/2022	Royal Bank of Canada	COP	14,464,000	USD	3,738	393
09/21/2022	Royal Bank of Canada	EUR	252,000	USD	271,589	13,132
09/21/2022	State Street Bank & Trust Co.	USD	40,367	JPY	5,387,522	190
09/02/2022	UBS AG	BRL	51,380	USD	10,424	586
09/21/2022	UBS AG	AUD	279,770	USD	201,446	5,818
09/21/2022	UBS AG	NZD	130,712	USD	84,094	1,908
09/21/2022	UBS AG	SGD	24,220	USD	17,602	68
09/21/2022	UBS AG	USD	3,295	IDR	49,606,000	46
09/21/2022	UBS AG	USD	1,098,170	JPY	147,124,136	9,356
09/21/2022	UBS AG	USD	83,633	TRY	1,650,710	2,854
Subtotal—Appreciation						812,819
Currency Risk
09/21/2022	Bank of America, N.A.	CAD	25,500	USD	19,880	(30)
09/21/2022	Bank of America, N.A.	JPY	3,669,160	USD	27,492	(129)
09/21/2022	Bank of America, N.A.	KRW	4,235,000	USD	3,248	(3)
09/21/2022	Bank of America, N.A.	NOK	127,000	USD	13,142	(12)
09/21/2022	Bank of America, N.A.	USD	27,445	CAD	34,480	(523)
09/21/2022	Bank of America, N.A.	USD	342,692	EUR	318,020	(16,524)
09/21/2022	Barclays Bank PLC	SGD	19,650	USD	14,048	(178)
09/21/2022	Barclays Bank PLC	USD	401,510	CAD	504,450	(7,641)
09/21/2022	Barclays Bank PLC	USD	145,644	SGD	200,500	(489)
09/21/2022	Barclays Bank PLC	USD	70,358	THB	2,424,000	(4,279)
09/21/2022	Citibank, N.A.	USD	49,008	CZK	1,146,000	(1,733)
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/21/2022	Citibank, N.A.	USD	174,217	EUR	161,690	$(8,384)
09/21/2022	Citibank, N.A.	USD	88,689	IDR	1,292,160,000	(1,669)
09/21/2022	Citibank, N.A.	USD	96,403	INR	7,583,560	(1,237)
09/21/2022	Citibank, N.A.	USD	118,877	KRW	149,385,000	(4,204)
09/21/2022	Citibank, N.A.	USD	4,648	MXN	92,750	(140)
09/21/2022	Citibank, N.A.	USD	7,847	PLN	34,019	(576)
09/21/2022	Deutsche Bank AG	GBP	426,280	USD	511,665	(8,052)
09/21/2022	Deutsche Bank AG	USD	597,046	GBP	475,820	(16,930)
09/21/2022	Deutsche Bank AG	USD	527,496	NOK	4,984,450	(11,219)
09/21/2022	Deutsche Bank AG	USD	109,749	SEK	1,074,000	(3,829)
09/02/2022	Goldman Sachs International	BRL	147,250	USD	28,130	(64)
09/21/2022	Goldman Sachs International	CLP	3,117,000	USD	3,274	(154)
09/21/2022	Goldman Sachs International	EUR	169,000	USD	173,251	(79)
09/21/2022	Goldman Sachs International	USD	56,976	CLP	47,694,610	(4,510)
09/21/2022	Goldman Sachs International	USD	49,660	COP	192,747,990	(5,091)
09/21/2022	Goldman Sachs International	USD	6,709,935	EUR	6,227,000	(323,382)
09/21/2022	Goldman Sachs International	USD	28,978	HUF	10,843,000	(1,898)
09/21/2022	Goldman Sachs International	USD	142,143	NOK	1,343,160	(3,022)
09/21/2022	Goldman Sachs International	USD	133,245	ZAR	2,062,380	(9,846)
09/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	92,490	USD	17,065	(643)
09/21/2022	J.P. Morgan Chase Bank, N.A.	EUR	63,500	USD	64,276	(851)
09/21/2022	J.P. Morgan Chase Bank, N.A.	MXN	171,000	USD	8,253	(59)
09/21/2022	J.P. Morgan Chase Bank, N.A.	NZD	6,450	USD	3,976	(80)
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	3,251,076	AUD	4,529,379	(83,941)
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	13,331	MXN	266,000	(402)
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	122,883	NZD	191,000	(2,790)
09/21/2022	Morgan Stanley and Co. International PLC	CAD	120,000	USD	92,659	(1,036)
09/21/2022	Morgan Stanley and Co. International PLC	CHF	2,216,469	USD	2,291,945	(45,306)
09/21/2022	Morgan Stanley and Co. International PLC	GBP	102,082	USD	123,740	(717)
09/21/2022	Morgan Stanley and Co. International PLC	NZD	114,000	USD	71,039	(639)
09/21/2022	Morgan Stanley and Co. International PLC	PLN	15,000	USD	3,200	(6)
09/21/2022	Morgan Stanley and Co. International PLC	SEK	1,783,950	USD	172,506	(3,432)
09/21/2022	Morgan Stanley and Co. International PLC	USD	516,343	CAD	648,683	(9,858)
09/21/2022	Morgan Stanley and Co. International PLC	USD	198,403	EUR	189,000	(4,560)
09/21/2022	Morgan Stanley and Co. International PLC	USD	1,564,352	GBP	1,246,622	(44,482)
09/21/2022	Morgan Stanley and Co. International PLC	USD	99,289	SEK	971,580	(3,469)
09/21/2022	Morgan Stanley and Co. International PLC	USD	35,336	TRY	634,760	(2,079)
09/21/2022	Royal Bank of Canada	USD	40,144	COP	155,344,000	(4,224)
09/21/2022	Royal Bank of Canada	USD	219,326	EUR	209,611	(4,344)
09/21/2022	State Street Bank & Trust Co.	CHF	449,490	USD	468,437	(5,548)
09/21/2022	State Street Bank & Trust Co.	EUR	40,000	USD	40,449	(576)
09/21/2022	State Street Bank & Trust Co.	USD	78,675	EUR	73,000	(3,805)
09/21/2022	UBS AG	JPY	44,180,153	USD	330,208	(2,372)
09/21/2022	UBS AG	TRY	39,000	USD	1,976	(67)
09/21/2022	UBS AG	USD	3,026,680	CNY	20,306,000	(16,722)
09/21/2022	UBS AG	USD	82,325	EUR	76,383	(3,985)
09/21/2022	UBS AG	USD	415,654	GBP	331,220	(11,834)
Subtotal—Depreciation						(693,654)
Total Forward Foreign Currency Contracts						$119,165

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	China 7-Day Reverse Repo Rate	Quarterly	2.47%	Quarterly	07/29/2027	CNY	4,000,000	$—	$1,238	$1,238
Receive	SONIA	Annually	(1.25)	Annually	09/30/2051	GBP	6,000	(554)	1,222	1,776
Receive	SONIA	Annually	(1.08)	Annually	11/30/2023	GBP	86,000	(292)	1,962	2,254
Receive	3 Month NDBB	Quarterly	(1.29)	Semi-Annually	08/31/2023	NZD	160,000	(17)	2,593	2,610
Receive	6 Month NIBOR	Semi-Annually	(1.27)	Annually	08/31/2031	NOK	302,000	909	4,208	3,299
Receive	6 Month NIBOR	Semi-Annually	(1.04)	Annually	08/31/2026	NOK	800,000	1,495	6,187	4,692
Pay	6 Month EUR LIBOR	Semi-Annually	0.49	Annually	08/31/2023	EUR	383,000	467	5,789	5,322
Receive	6 Month NIBOR	Semi-Annually	(1.90)	Annually	01/06/2027	NOK	1,248,000	10	5,561	5,551
Receive	6 Month NIBOR	Semi-Annually	(1.94)	Annually	01/06/2032	NOK	654,000	5	5,565	5,560
Receive	3 Month USD LIBOR	Quarterly	(1.81)	Semi-Annually	10/08/2051	USD	31,000	—	5,786	5,786
Pay	SARON	Semi-Annually	0.33	Annually	12/02/2026	CHF	268,000	48	13,392	13,344
Receive	3 Month USD LIBOR	Quarterly	(0.67)	Semi-Annually	10/08/2024	USD	317,000	—	16,248	16,248
Pay	China 7-Day Reverse Repo Rate	Quarterly	2.83	Quarterly	04/08/2026	CNY	7,065,538	—	18,230	18,230
Receive	3 Month STIBOR	Quarterly	(1.15)	Annually	02/02/2032	SEK	1,956,000	562	18,951	18,389
Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Annually	11/30/2023	EUR	568,000	(13,791)	9,370	23,161
Receive	SONIA	Annually	(1.18)	Annually	09/30/2031	GBP	192,000	(7,519)	16,571	24,090
Pay	China 7-Day Reverse Repo Rate	Quarterly	2.59	Quarterly	10/29/2025	CNY	20,000,000	—	27,660	27,660
Receive	3 Month NDBB	Quarterly	(1.46)	Semi-Annually	08/03/2026	NZD	1,313,000	241	65,400	65,159
Receive	3 Month NDBB	Quarterly	(1.81)	Semi-Annually	08/03/2031	NZD	920,000	7,911	78,454	70,543
Subtotal — Appreciation								(10,525)	304,387	314,912
Interest Rate Risk
Receive	3 Month CDOR	Semi-Annually	(3.48)	Semi-Annually	06/30/2027	CAD	700,000	(1,686)	(12,943)	(11,257)
Receive	3 Month CDOR	Semi-Annually	(3.66)	Semi-Annually	06/30/2032	CAD	255,000	(485)	(9,551)	(9,066)
Pay	3 Month CDOR	Semi-Annually	1.83	Semi-Annually	12/02/2026	CAD	177,000	—	(6,559)	(6,559)
Receive	3 Month STIBOR	Quarterly	(2.60)	Annually	07/05/2032	SEK	1,573,000	—	(4,151)	(4,151)
Pay	TONAR	Annually	0.06	Annually	03/01/2024	JPY	51,556,000	493	298	(195)
Pay	3 Month STIBOR	Quarterly	0.49	Annually	02/08/2031	SEK	171	—	(2)	(2)
Subtotal — Depreciation								(1,678)	(32,908)	(31,230)
Total Centrally Cleared Interest Rate Swap Agreements								$(12,203)	$271,479	$283,682

(a)	Centrally cleared swap agreements collateralized by $519,605 cash held with Counterparties.

See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NDBB	—New Zealand Dollar Bank Bill
NIBOR	—Norwegian Interbank Offered Rate
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
SARON	—Swiss Average Rate Overnight
SEK	—Swedish Krona
SGD	—Singapore Dollar
SONIA	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
THB	—Thai Baht
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco World Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$20,620,717	$0	$20,620,717
U.S. Dollar Denominated Bonds & Notes	—	8,352,280	—	8,352,280
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,579,100	—	3,579,100
U.S. Treasury Securities	—	1,542,949	—	1,542,949
Exchange-Traded Funds	392,175	—	—	392,175
Total Investments in Securities	392,175	34,095,046	0	34,487,221
Other Investments - Assets*
Futures Contracts	59,683	—	—	59,683
Forward Foreign Currency Contracts	—	812,819	—	812,819
Swap Agreements	—	314,912	—	314,912
	59,683	1,127,731	—	1,187,414
Other Investments - Liabilities*
Futures Contracts	(6,104)	—	—	(6,104)
Forward Foreign Currency Contracts	—	(693,654)	—	(693,654)
Swap Agreements	—	(31,230)	—	(31,230)
	(6,104)	(724,884)	—	(730,988)
Total Other Investments	53,579	402,847	—	456,426
Total Investments	$445,754	$34,497,893	$0	$34,943,647

*	Unrealized appreciation (depreciation).
Invesco World Bond Factor Fund